SIGNIFICANT ACCOUNTING POLICIES: (Tables)	12 Months Ended
Dec. 31, 2014
SIGNIFICANT ACCOUNTING POLICIES: [Abstract]
Schedule of annual rates of depreciation of property and equipment
%
Computers	15-33 (mainly 33)
Laboratory equipment	7-20 (mainly 20)
Office furniture and equipment	7-15 (mainly 7)
Vehicles	15

Schedule of anti-dilutive securities
	Year ended December 31
	2014	2013	2012
Outstanding share options	1,171,125	673,125	604,375
Warrants	2,716,956	-	-
Shares issuable upon conversion of convertible loans	-	715,546	340,058